Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrive Series Trust
Entity Central Index Key	0002071107
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Prospera Income ETF
Shareholder Report [Line Items]
Fund Name	Prospera Income ETF
Class Name	Prospera Income ETF
Trading Symbol	THRV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Prospera Income ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.prosperafunds.com/etf-thrv. You can also request this information by contacting us at 1-843-310-3633.
Additional Information Phone Number	1-843-310-3633
Additional Information Website	https://www.prosperafunds.com/etf-thrv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospera Income ETF	$61	1.22%
[1]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2025)
Prospera Income ETF NAV	2.09
Bloomberg U.S. Aggregate Bond Index	1.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.prosperafunds.com/etf-thrv for more recent performance information.
Net Assets	$ 6,958,924
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	820.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,958,924
Number of Holdings	43
Portfolio Turnover	820%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)*
Allocation of Portfolio Holdings (% of net assets)

Top 10 Issuers	(% of net assets)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	12.4%
iShares 0-3 Month Treasury Bond ETF	11.4%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	9.2%
iShares Broad USD High Yield Corporate Bond ETF	8.1%
State Street SPDR Portfolio High Yield Bond ETF	7.4%
Vanguard Emerging Markets Government Bond ETF	6.2%
State Street SPDR Bloomberg High Yield Bond ETF	5.3%
JPMorgan Ultra-Short Income ETF	4.6%
PGIM Ultra Short Bond ETF	3.9%
Liberty All-Star Equity Fund	3.5%
[2]
Updated Prospectus Web Address	https://www.prosperafunds.com/etf-thrv

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.